Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Gross [Abstract]
Federal, state and foreign net operating loss and credit carryforwards	$ 2,592	$ 2,699
Allowance for credit losses	1,155	1,141
Accrued expenses	485	508
Obligation for operating leases	328
Pension and postretirement benefits	193	85
Partnerships and other investment assets	91	69
Stock compensation	78	79
Fixed assets	2	58
Securities available-for-sale and financial instruments		278
Other deferred tax assets, net	257	268
Gross deferred tax assets	5,181	5,185
Deferred Tax Liabilities
Leasing activities	(2,700)	(2,652)
Goodwill and other intangible assets	(763)	(703)
Mortgage servicing rights	(546)	(642)
Right of use assets	(282)
Loans	(139)	(168)
Securities available-for-sale and financial instruments	(111)
Other deferred tax liabilities, net	(131)	(102)
Gross deferred tax liabilities	(4,672)	(4,267)
Valuation allowance	(127)	(109)
Net Deferred Tax Asset	$ 382	$ 809